Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (37,716)	R (31,198)
Deferred tax liabilities	5,294	10,549
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	25,974	13,047
Deferred tax liabilities	7,471	17,963
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	1,697	587
Deferred tax liabilities	338	1,617
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(604)	(1,376)
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(4,566)	(811)
Deferred tax liabilities	(1,877)	(5,676)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(50,580)	(37,953)
Deferred tax liabilities	(4)	(47)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(270)	(1,930)
Deferred tax liabilities	107	206
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(2,729)	(911)
Deferred tax liabilities	(481)	(2,197)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(7,242)	(3,227)
Deferred tax liabilities	R 344	R 59